Goodwill and Other Identifiable Intangible Assets - Estimated Future Amortization Expense for Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Expected Amortization Expense [Line Items]
Estimated amortization expense 2013	$ 138,656
Estimated amortization expense 2014	115,975
Estimated amortization expense 2015	115,453
Estimated amortization expense 2016	114,508
Estimated amortization expense 2017	$ 112,961